SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disaggregation of revenues and Deferred revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenue recognition
Total net revenues	$ 635,606	¥ 4,424,963,000	¥ 5,556,482,000	¥ 6,741,780,000
Deferred revenue	113,319		346,847,000		¥ 788,906,000
Revenue recognized		290,674	49,558
Revolving loan products (One Card)
Revenue recognition
Total net revenues		1,967,851,000	5,010,312,000	5,102,851,000
Nonrevolving loan products
Revenue recognition
Total net revenues		134,837,000	271,897,000	1,422,262,000
Direct lending program revenue
Revenue recognition
Total net revenues		1,979,941,000	45,901,000	4,599,000
Loan product
Revenue recognition
Total net revenues		3,590,693,000	4,930,515,000	6,265,900,000
Wealth management product revenue
Revenue recognition
Total net revenues		573,355,000	471,060,000	442,814,000
Others
Revenue recognition
Total net revenues		260,915,000	154,907,000	33,066,000
Loan facilitation services
Revenue recognition
Total net revenues	499,569	3,477,897,000	4,960,671,000	6,272,796,000
Loan facilitation services | Revolving loan products (One Card)
Revenue recognition
Total net revenues		1,698,133,000	4,728,255,000	4,954,907,000
Loan facilitation services | Nonrevolving loan products
Revenue recognition
Total net revenues		104,611,000	186,679,000	1,313,417,000
Loan facilitation services | Direct lending program revenue
Revenue recognition
Total net revenues		1,675,153,000	45,737,000	4,472,000
Post-origination services
Revenue recognition
Total net revenues	86,864	604,732,000	367,439,000	256,916,000
Post-origination services | Revolving loan products (One Card)
Revenue recognition
Total net revenues		269,718,000	282,057,000	147,944,000
Post-origination services | Nonrevolving loan products
Revenue recognition
Total net revenues		30,226,000	85,218,000	108,845,000
Post-origination services | Direct lending program revenue
Revenue recognition
Total net revenues		304,788,000	164,000	127,000
Others
Revenue recognition
Total net revenues	$ 49,173	¥ 342,334,000	¥ 228,372,000	¥ 212,068,000